Derivative Instruments Accounted for at Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Interest Rate Swap | Level 2
Derivatives, Fair Value [Line Items]
Interest rate swap agreements	$ 12,647	$ 14,674